CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash	$ 232,033	$ 1,188,185
Accounts receivable, net	20,699,999	15,934,490
Prepaid and other current assets	112,514	89,901
Total current assets	21,044,546	17,212,576
Property and equipment, net	3,715	21,198
Land	540,000	540,000
Goodwill	5,666,608	5,666,608
Right of use – assets, net	281,514	406,950
Due from related party	4,979	4,979
Other assets	68,154	73,368
Total assets	27,609,516	23,925,679
Current liabilities
Accounts payable and accrued expense	1,659,791	1,379,760
Accrued expenses – related parties	4,722,691	4,553,057
Accrued interest	567,986	429,200
Right of use – lease liabilities	214,002	223,330
Notes payable – current portion	200,803	312,180
Line of credit	14,727,190	8,645,991
Convertible notes payable	50,000	105,000
Net liabilities of discontinued operations	238,285	238,285
Total current liabilities	22,380,748	15,886,803
Notes payable	139,590	251,725
Operating lease liability – long term	75,727	185,877
Total liabilities	22,596,065	16,324,405
Mezzanine equity
Total Mezzanine Equity	5,377,881	4,916,105
Stockholders' (deficit)/equity
Common Stock: 300,000,000 shares authorized, $0.001 par value; 19,904,708 and 15,300,475 shares issued and outstanding at September 30, 2025 and December 31, 2024, respectively	19,905	15,300
Additional paid-in capital	30,388,568	22,711,350
Accumulated deficit	(76,533,799)	(72,949,085)
Total stockholders’ (deficit)/equity	(364,430)	2,685,169
Total liabilities, mezzanine equity and stockholders’ (deficit)/equity	27,609,516	23,925,679
Redeemable Series N Senior Convertible Preferred Stock [Member]
Mezzanine equity
Total Mezzanine Equity	3,680,194	3,339,317
Redeemable Series X Senior Convertible Preferred Stock [Member]
Mezzanine equity
Total Mezzanine Equity	1,697,687	1,576,788
Series B Preferred Stock [Member]
Stockholders' (deficit)/equity
Preferred stock value	0	5,119,468
Series C Preferred Stock [Member]
Stockholders' (deficit)/equity
Preferred stock value	0	296
Series E Preferred Stock [Member]
Stockholders' (deficit)/equity
Preferred stock value	0	701,500
Series F-1 Preferred Stock [Member]
Stockholders' (deficit)/equity
Preferred stock value	15,500	15,500
Series I Preferred Stock [Member]
Stockholders' (deficit)/equity
Preferred stock value	40,300,368	41,876,368
Series L Preferred Stock [Member]
Stockholders' (deficit)/equity
Preferred stock value	1,277,972	1,277,972
Series Y Senior Convertible Preferred Stock [Member]
Stockholders' (deficit)/equity
Preferred stock value	$ 4,167,056	$ 3,916,500